OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of prepayments and other assets [Abstract]
Prepaid expenses	$ 8,892	$ 8,424
Sales and other taxes receivable and credits	5,747	4,873
Income taxes receivable and prepaid	3,977	6,202
Supplier rebates receivable	1,533	2,006
Reserve for inventory returns	1,003	1,227
Other	1,135	1,663
Other current assets	$ 22,287	$ 24,395